THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (68.95%)
COMMUNICATIONS (0.74%)
Internet (0.74%)
Stamps.com, Inc. (a)	36,943	$1,764,028

TOTAL COMMUNICATIONS		1,764,028

CONSUMER DISCRETIONARY (14.38%)
Apparel & Textile Products (1.29%)
Ralph Lauren Corp.	12,934	1,348,111
Under Armour, Inc. , Class A(a)	75,054	1,731,495
		3,079,606

Automotive (2.24%)
Gentex Corp.	141,545	3,881,164
Gentherm, Inc. (a)	35,826	1,465,641
		5,346,805

Gaming, Lodging & Restaurants (2.10%)
Cheesecake Factory, Inc.	22,470	968,008
Royal Caribbean Cruises, Ltd.	34,698	4,036,765
		5,004,773

Leisure (0.31%)
TripAdvisor, Inc. (a)	16,505	728,696

Passenger Transportation (1.38%)
JetBlue Airways Corp. (a)	171,778	3,303,291

Retail - Consumer Discretionary (7.06%)
L Brands, Inc.	68,551	1,778,898
Nordstrom, Inc.	49,463	1,637,720
Sleep Number Corp. (a)	83,681	4,114,595
TJX Cos., Inc.	157,601	8,598,711
Urban Outfitters, Inc. (a)	30,431	724,562
		16,854,486

TOTAL CONSUMER DISCRETIONARY		34,317,657

CONSUMER, CYCLICAL (0.61%)
Retail (0.61%)
MSC Industrial Direct Co., Inc. , Class A	20,443	1,452,475

TOTAL CONSUMER, CYCLICAL		1,452,475

ENERGY (1.11%)
Oil, Gas & Coal (1.11%)
Core Laboratories NV	28,475	1,428,591
Southwestern Energy Co. (a)	535,154	1,177,339
Ultra Petroleum Corp. (a)	337,188	53,950
		2,659,880

TOTAL ENERGY		2,659,880

FINANCIALS (0.54%)
Banks (0.50%)
TCF Financial Corp.	55,847	1,194,009

		Value
	Shares	(Note 2)
FINANCIALS (continued)
Diversified Financial Services (0.04%)
Deluxe Corp.	2,316	$103,340

TOTAL FINANCIALS		1,297,349

HEALTH CARE (12.76%)
Medical Equipment & Devices (12.76%)
Align Technology, Inc. (a)	25,576	5,347,430
Edwards Lifesciences Corp. (a)	63,633	13,544,284
Intuitive Surgical, Inc. (a)	10,754	5,586,811
Myriad Genetics, Inc. (a)	102,968	3,000,487
Varian Medical Systems, Inc. (a)	25,305	2,970,048
		30,449,060

TOTAL HEALTH CARE		30,449,060

INDUSTRIALS (6.82%)
Electrical Equipment (0.86%)
Cognex Corp.	46,352	2,039,952

Machinery (3.38%)
Graco, Inc.	43,386	2,085,999
Middleby Corp. (a)	44,439	5,971,713
		8,057,712

Manufactured Goods (1.14%)
Proto Labs, Inc. (a)	26,215	2,728,981

Transportation & Logistics (1.44%)
Landstar System, Inc.	30,964	3,445,364

TOTAL INDUSTRIALS		16,272,009

TECHNOLOGY (31.99%)
Design, Manufacturing & Distribution (2.07%)
Plexus Corp. (a)	82,562	4,929,777

Hardware (10.04%)
Dolby Laboratories, Inc. , Class A	49,970	3,402,957
Garmin, Ltd.	49,173	3,864,506
Plantronics, Inc.	59,136	2,270,822
Pure Storage, Inc. (a)	113,655	1,720,737
Super Micro Computer, Inc. (a)	144,011	2,636,842
Ubiquiti Networks, Inc.	51,883	6,678,899
ViaSat, Inc. (a)	41,592	3,393,491
		23,968,254

Semiconductors (3.86%)
IPG Photonics Corp. (a)	12,927	1,693,566
Microchip Technology, Inc.	31,555	2,979,423
Power Integrations, Inc.	49,825	4,537,563
		9,210,552

Software (12.40%)
Akamai Technologies, Inc. (a)	54,292	4,784,754
Autodesk, Inc. (a)	30,216	4,718,833
Intuit, Inc.	28,810	7,989,301
Manhattan Associates, Inc. (a)	29,750	2,528,452
Open Text Corp.	137,000	5,840,310
RealPage, Inc. (a)	59,502	3,717,685
		29,579,335

		Value
	Shares	(Note 2)
TECHNOLOGY (continued)
Technology Services (3.62%)
FactSet Research Systems, Inc.	18,888	$5,237,643
IHS Markit, Ltd. (a)	27,705	1,784,756
Paychex, Inc.	19,487	1,618,395
		8,640,794

TOTAL TECHNOLOGY		76,328,712

TOTAL COMMON STOCKS
(Cost $102,300,138)		164,541,170

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (21.58%)
BASIC MATERIALS (0.31%)
Chemicals (0.31%)
DuPont de Nemours, Inc.
4.725% 11/15/2028	$666,000	750,028

TOTAL BASIC MATERIALS		750,028

COMMUNICATIONS (1.33%)
Cable & Satellite (0.35%)
Comcast Corp.
3.375% 08/15/2025	810,000	846,929

Entertainment Content (0.32%)
CBS Corp.
4.000% 01/15/2026	726,000	764,148

Wireless Telecommunications Services (0.66%)
AT&T, Inc.
4.250% 03/01/2027	741,000	797,869
4.450% 04/01/2024	4,000	4,305
Verizon Communications, Inc.
4.125% 03/16/2027	698,000	761,548
		1,563,722

TOTAL COMMUNICATIONS		3,174,799

CONSUMER DISCRETIONARY (2.04%)
Airlines (0.32%)
Southwest Airlines Co.
3.000% 11/15/2026	756,000	761,573

Apparel & Textile Products (0.32%)
Cintas Corp. No 2
3.700% 04/01/2027	710,000	761,144

Restaurants (0.34%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	604,000	798,691

Retail - Consumer Discretionary (1.06%)
Advance Auto Parts, Inc.
4.500% 12/01/2023	685,000	730,861
Amazon.com, Inc.
5.200% 12/03/2025	885,000	1,029,533

	Principal	Value
	Amount	(Note 2)
CONSUMER DISCRETIONARY (continued)
Retail - Consumer Discretionary (continued)
Lowe's Cos., Inc.
3.650% 04/05/2029	$742,000	$778,883
		2,539,277

TOTAL CONSUMER DISCRETIONARY		4,860,685

CONSUMER STAPLES (0.63%)
Mass Merchants (0.32%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	779,247

Supermarkets & Pharmacies (0.31%)
CVS Health Corp.
5.000% 12/01/2024	675,000	734,369

TOTAL CONSUMER STAPLES		1,513,616

CONSUMER, CYCLICAL (0.30%)
Auto Manufacturers (0.30%)
General Motors Financial Co., Inc.
3.500% 11/07/2024	720,000	724,974

TOTAL CONSUMER, CYCLICAL		724,974

CONSUMER, NON-CYCLICAL (0.31%)
Pharmaceuticals (0.31%)
AbbVie, Inc.
4.250% 11/14/2028	695,000	743,139

TOTAL CONSUMER, NON-CYCLICAL		743,139

ENERGY (2.22%)
Exploration & Production (0.33%)
Conoco Funding Co.
7.250% 10/15/2031	551,000	774,259

Pipeline (1.89%)
Boardwalk Pipelines LP
5.950% 06/01/2026	670,000	743,742
Enbridge Energy Partners LP
4.200% 09/15/2021	4,000	4,115
5.875% 10/15/2025	643,000	745,121
Enterprise Products Operating LLC
3.950% 02/15/2027	710,000	759,086
MPLX LP
4.125% 03/01/2027	748,000	780,038
ONEOK Partners LP
4.900% 03/15/2025	680,000	739,143
Williams Cos., Inc.
3.750% 06/15/2027	718,000	740,155
		4,511,400

TOTAL ENERGY		5,285,659

FINANCIALS (4.10%)
Banks (1.57%)
Bank of America Corp., Series L
4.183% 11/25/2027	715,000	760,324
BB&T Corp., Series MTN
3.875% 03/19/2029	695,000	743,134
JPMorgan Chase & Co.
4.125% 12/15/2026	690,000	744,045

	Principal	Value
	Amount	(Note 2)
FINANCIALS (continued)
Banks (continued)
Morgan Stanley, Series GMTN
3.700% 10/23/2024	$690,000	$724,445
Wells Fargo & Co., Series GMTN
4.300% 07/22/2027	710,000	768,976
		3,740,924

Consumer Finance (0.31%)
American Express Co.
3.625% 12/05/2024	708,000	741,672

Diversified Banks (0.64%)
Citigroup, Inc.
4.300% 11/20/2026	720,000	768,532
US Bancorp, Series MTN
3.100% 04/27/2026	739,000	754,881
		1,523,413

Financial Services (0.31%)
Northern Trust Corp.
3.950% 10/30/2025	693,000	746,932

Life Insurance (0.32%)
MetLife, Inc.
3.600% 11/13/2025	710,000	755,372

Property & Casualty Insurance (0.32%)
American International Group, Inc.
4.250% 03/15/2029	700,000	755,793

Real Estate (0.63%)
Simon Property Group LP
3.250% 11/30/2026	728,000	753,335
Welltower, Inc.
4.250% 04/01/2026	712,000	763,842
		1,517,177

TOTAL FINANCIALS		9,781,283

HEALTH CARE (0.95%)
Managed Care (0.62%)
Anthem, Inc.
3.650% 12/01/2027	731,000	757,949
UnitedHealth Group, Inc.
3.750% 07/15/2025	691,000	738,427
		1,496,376

Pharmaceuticals (0.33%)
Johnson & Johnson
5.850% 07/15/2038	572,000	780,774

TOTAL HEALTH CARE		2,277,150

INDUSTRIALS (3.56%)
Aerospace & Defense (0.92%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	699,149
Rockwell Collins, Inc.
3.500% 03/15/2027	730,000	766,703
United Technologies Corp.
3.950% 08/16/2025	680,000	733,090
		2,198,942

	Principal	Value
	Amount	(Note 2)
INDUSTRIALS (continued)
Commercial Services & Supplies (0.32%)
Waste Management, Inc.
3.150% 11/15/2027	$745,000	$770,316

Electrical Equipment Manufacturing (0.32%)
General Electric Co., Series MTN
5.875% 01/14/2038	653,000	765,422

Engineering & Construction (0.32%)
Fluor Corp.
4.250% 09/15/2028	725,000	755,877

Railroad (0.71%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	2,052
3.400% 09/01/2024	875,000	916,799
Union Pacific Corp.
3.250% 08/15/2025	735,000	765,860
		1,684,711

Transportation (0.32%)
FedEx Corp.
3.300% 03/15/2027	756,000	773,255

Transportation & Logistics (0.33%)
United Parcel Service, Inc.
6.200% 01/15/2038	558,000	773,704

Waste & Environmental Services & Equipment (0.32%)
Republic Services, Inc.
3.375% 11/15/2027	735,000	769,232
5.500% 09/15/2019	1,000	1,003
		770,235

TOTAL INDUSTRIALS		8,492,462

INFORMATION TECHNOLOGY (0.32%)
Semiconductors (0.32%)
Analog Devices, Inc.
3.900% 12/15/2025	711,000	754,091

TOTAL INFORMATION TECHNOLOGY		754,091

UTILITIES (5.51%)
Electric (0.32%)
American Electric Power Co., Inc.
3.200% 11/13/2027	731,000	750,360

Utilities (5.19%)
Black Hills Corp.
3.150% 01/15/2027	700,000	699,689
CenterPoint Energy, Inc.
3.850% 02/01/2024	700,000	733,171
CMS Energy Corp.
3.000% 05/15/2026	760,000	767,419
Dominion Energy, Inc., Series B
2.750% 09/15/2022	695,000	698,979
DTE Energy Co., Series C
3.500% 06/01/2024	715,000	741,178
Duke Energy Corp.
3.950% 10/15/2023	690,000	730,164
Edison International
2.400% 09/15/2022	745,000	729,960

	Principal	Value
	Amount	(Note 2)
UTILITIES (continued)
Utilities (continued)
Interstate Power & Light Co.
3.400% 08/15/2025	$723,000	$745,472
ITC Holdings Corp.
4.050% 07/01/2023	540,000	565,029
NiSource, Inc.
3.850% 02/15/2023	695,000	722,737
Potomac Electric Power Co.
3.600% 03/15/2024	698,000	732,992
PPL Capital Funding, Inc.
3.100% 05/15/2026	820,000	821,924
PSEG Power LLC
4.300% 11/15/2023	675,000	713,981
Puget Energy, Inc.
3.650% 05/15/2025	725,000	743,659
Sempra Energy
2.875% 10/01/2022	720,000	726,777
Virginia Electric & Power Co., Series A
3.800% 04/01/2028	710,000	767,587
Wisconsin Electric Power Co.
3.100% 06/01/2025	735,000	751,445
		12,392,163

TOTAL UTILITIES		13,142,523

TOTAL CORPORATE BONDS
(Cost $49,033,710)		51,500,409

FOREIGN CORPORATE BONDS (0.95%)
ENERGY (0.34%)
Pipeline (0.34%)
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	572,000	799,799

TOTAL ENERGY		799,799

FINANCIALS (0.31%)
Diversified Banks (0.31%)
Royal Bank of Canada, Series GMTN
2.550% 07/16/2024	746,000	746,442

TOTAL FINANCIALS		746,442

INDUSTRIALS (0.30%)
Electrical Equipment Manufacturing (0.30%)
Tyco Electronics Group SA
3.500% 02/03/2022	708,000	724,709

TOTAL INDUSTRIALS		724,709

TOTAL FOREIGN CORPORATE BONDS
(Cost $2,203,861)		2,270,950

FOREIGN GOVERNMENT BONDS (0.32%)
Corp Andina de Fomento
4.375% 06/15/2022	712,000	749,615

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $745,787)		749,615

	Principal	Value
	Amount	(Note 2)
GOVERNMENT & AGENCY OBLIGATIONS (5.80%)
U.S. Treasury Bonds
1.500% 08/15/2026	$689,000	$669,864
2.875% 05/15/2028	2,000,000	2,143,008
6.500% 11/15/2026	77,000	100,971
U.S. Treasury Notes
1.250% 01/31/2020	6,500,000	6,471,943
1.500% 04/15/2020	4,470,000	4,451,317

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $13,651,727)		13,837,103

			Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.27%)
MONEY MARKET FUND (2.27%)
Fidelity Investments Money Market Government Portfolio - Class I	2.187%(b)	5,424,639	5,424,639

TOTAL SHORT TERM INVESTMENTS
(Cost $5,424,639)			5,424,639

TOTAL INVESTMENTS (99.87%)
(Cost $173,359,862)			$238,323,886

Other Assets In Excess Of Liabilities (0.13%)			308,239

NET ASSETS (100.00%)			$238,632,125

(a)	Non-Income Producing Security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial

Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

The following is a summary of each input used to value the Fund as of July 31, 2019:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$164,541,170	$–	$–	$164,541,170
Corporate Bonds(a)	–	51,500,409	–	51,500,409
Foreign Corporate Bonds(a)	–	2,270,950	–	2,270,950
Foreign Government Bonds	–	749,615	–	749,615
Government & Agency Obligations	–	13,837,103	–	13,837,103
Short Term Investments	5,424,639	–	–	5,424,639
TOTAL	$169,965,809	$68,358,077	$–	$238,323,886

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2019, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.